Net (loss) income per Ordinary Share	12 Months Ended
Dec. 31, 2025
Net (loss) income per Ordinary Share
Net (loss) income per Ordinary Share

16.Net (loss) income per Ordinary Share

Net (loss) income per ordinary share was computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding for the years ended December 31, 2023, 2024 and 2025:

	For the years ended
	December 31,
	2023	2024	2025
	US$	US$	US$
Numerator:
Net income (loss) — basic and diluted	(2,595,941)	63,569	(78,179)
Deemed dividend in relation to the convertible note	—	—	—
Net income (loss) attributable to ordinary shareholders	(2,595,941)	63,569	(78,179)
Shares (Denominator):
Weighted average number of ordinary shares outstanding
Basic	4,837,255,456	4,837,255,456	4,837,255,456
Diluted	4,837,255,456	4,858,518,429	4,837,255,456
Net income (loss) per share—basic and diluted
Basic	(0.0005)	0.00001	(0.00002)
Diluted	(0.0005)	0.00001	(0.00002)

As of December 31, 2023, 2024 and 2025, diluted net income (loss) per share does not include the following instruments as their inclusion would be antidilutive:

	For the years ended December 31,
	2023	2024	2025
Share options	223,932,653	223,648,753	223,523,753
Restricted shares units	21,262,973	—	21,262,973
Total	245,195,626	223,648,753	244,786,726